Major Customers	12 Months Ended
Dec. 31, 2013
Major Customers [Abstract]
MAJOR CUSTOMERS
NOTE 5 – MAJOR CUSTOMERS

In 2013, the main revenues were from truck sales. In 2013, revenues were from two different customers for Greenkraft trucks who accounted for 67% of the revenues, one at 40% and one at 26%.  The remaining revenues were from several vehicle dealers for conversions of Isuzu and Ford trucks at a percentage of 33%.